                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number:                  811-8246

Exact name of registrant as specified in charter:    Delaware Investments Global
                                                     Dividend and Income
                                                     Fund, Inc.

Address of principal executive offices:              2005 Market Street
                                                     Philadelphia, PA 19103

Name and address of agent for service:               Richelle S. Maestro, Esq.
                                                     2005 Market Street
                                                     Philadelphia, PA 19103

Registrant's telephone number, including area code:  (800) 523-1918

Date of fiscal year end:                             November 30

Date of reporting period:                            August 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)

DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.
----------------------------------------------------------

August 31, 2004

                                                                                      MARKET
                                                                      NUMBER OF       VALUE
                                                                      SHARES         (U.S.$)
COMMON STOCK - 77.53%
Automobiles & Automotive Parts - 1.97%
*General Motors                                                          10,200      $421,362
GKN                                                                      75,215       299,031
Goodrich (B.F.)                                                          23,500       746,360
                                                                                  -----------
                                                                                    1,466,753
                                                                                  -----------
Banking, Finance & Insurance - 15.24%
American Home Mortgage Investment                                        28,000       762,160
Aviva                                                                    62,582       598,373
Banca Intesa                                                            122,698       448,836
Banco Santander Central Hispano                                          39,771       388,603
Bank of America                                                          16,600       746,668
+#Fieldstone Investments 144A                                            25,000       406,250
+Fortis                                                                  18,386       408,458
*Friedman Billings Ramsey Group Class A                                  25,940       488,969
HBOS                                                                     54,179       662,277
ING Groep NV                                                             27,494       669,940
J.P. Morgan Chase                                                        14,500       573,910
Lloyds TSB Group                                                         87,256       654,954
MBNA                                                                     36,400       878,695
Mellon Financial                                                         20,700       597,402
Morgan Stanley                                                           15,800       801,533
National Australia Bank                                                  27,457       516,710
Overseas Chinese Banking                                                 41,000       318,433
Societe Generale Class A                                                  5,086       433,907
Sunset Financial Resources                                               31,200       316,992
Wells Fargo                                                              11,400       669,750
                                                                                  -----------
                                                                                   11,342,820
                                                                                  -----------
Building & Materials - 1.33%
Compagnie de Saint Gobain                                                12,800       642,145
Wharf Holdings                                                          106,000       349,938
                                                                                  -----------
                                                                                      992,083
                                                                                  -----------
Cable, Media & Publishing - 0.05%
+XM Satellite Radio Class A                                               1,350        37,085
                                                                                  -----------
                                                                                       37,085
                                                                                  -----------
Chemicals - 2.62%
Bayer                                                                    22,875       585,190
BOC Group                                                                10,290       165,953
Dow Chemical                                                             25,500     1,091,654
Orica                                                                     6,473        74,049
Wesfarmers                                                                1,686        35,789
                                                                                  -----------
                                                                                    1,952,635
                                                                                  -----------
Computers & Technology - 1.72%
+Intuit                                                                  15,700       663,953
Pitney Bowes                                                             14,100       614,196
                                                                                  -----------
                                                                                    1,278,149
                                                                                  -----------
Consumer Products - 0.63%
Procter & Gamble                                                          8,400       470,148
                                                                                  -----------
                                                                                      470,148
                                                                                  -----------
Electronics & Electrical Equipment - 2.34%
Emerson Electric                                                         10,000       622,500
General Electric                                                         20,100       659,079
Hong Kong Electric                                                      103,000       459,541
                                                                                  -----------
                                                                                    1,741,120
                                                                                  -----------
Energy - 5.53%
BP Amoco                                                                 51,154       454,136
ChevronTexaco                                                             8,300       809,250
Exxon Mobil                                                              11,800       543,980
Kerr-McGee                                                               11,600       612,248
*+Petroleum Geo-Services ADR                                                397        15,574
*Royal Dutch Petroleum                                                   13,709       690,746
Sasol                                                                    18,841       322,657
Total                                                                     3,440       669,319
                                                                                  -----------
                                                                                    4,117,910
                                                                                  -----------

Food, Beverage & Tobacco - 4.81%
Anheuser-Busch                                                           15,500       818,401
Foster's Group                                                          191,687       632,130
General Mills                                                            14,300       675,675
Kellogg                                                                  14,500       608,710
Mitchells & Butlers                                                      29,029       134,340
PepsiCo                                                                  14,200       710,000
                                                                                  -----------
                                                                                    3,579,256
                                                                                  -----------
Healthcare & Pharmaceuticals - 5.61%
Abbott Laboratories                                                      12,500       521,125
Eisai                                                                     7,900       224,593
GlaxoSmithKline                                                          34,722       707,707
Merck & Co.                                                              10,400       467,688
Pfizer                                                                   17,200       561,924
Takeda Chemical Industries                                               10,100       454,636
+Tenet Healthcare                                                        54,700       569,974
Wyeth                                                                    18,300       669,231
                                                                                  -----------
                                                                                    4,176,878
                                                                                  -----------
Industrial Machinery - 0.42%
Brambles Industries                                                      71,495       311,894
                                                                                  -----------
                                                                                      311,894
                                                                                  -----------
Investment Companies - 0.92%
*Gladstone Capital                                                       29,200       685,908
                                                                                  -----------
                                                                                      685,908
                                                                                  -----------
Leisure, Lodging & Entertainment - 1.50%
InterContinental Hotels Group                                            41,125       418,367
+Jameson Inns                                                           400,000       700,000
                                                                                  -----------
                                                                                    1,118,367
                                                                                  -----------
Metals & Mining - 0.63%
Rio Tinto                                                                18,880       468,706
                                                                                  -----------
                                                                                      468,706
                                                                                  -----------
Mortgage REIT's - 1.16%
+HomeBanc Corporate                                                      25,600       213,760
*+MortgageIT Holdings                                                    52,100       651,250
                                                                                  -----------
                                                                                      865,010
                                                                                  -----------
Paper & Forest Products - 2.42%
Amcor                                                                    78,646       407,078
International Paper                                                      16,400       656,328
UPM-Kymmene Oyj                                                          13,900       265,215
Weyerhaeuser                                                              7,500       468,825
                                                                                  -----------
                                                                                    1,797,446
                                                                                  -----------
Real Estate - 14.84%
AMB Property                                                             18,300       683,505
Apartment Investment & Management                                         6,700       237,850
BRE Properties Class A                                                   13,500       504,495
Camden Property Trust                                                     4,400       207,152
Duke Realty                                                              26,000       884,000
General Growth Properties                                                73,110     2,205,728
+#KKR Financial 144A                                                     49,200       492,000
Liberty Property Trust                                                   21,042       851,359
+#Medical Properties Trust 144A                                           9,400        94,000
Pan Pacific Retail Properties                                            17,600       939,664
Prentiss Properties Trust                                                21,308       782,217
Ramco-Gershenson Properties                                              31,300       845,726
Reckson Associates Realty                                                25,000       735,000
Simon Property Group                                                      8,000       447,600
Starwood Hotels & Resorts Worldwide                                      21,700       959,140
Sun Communities                                                           4,400       171,600
                                                                                  -----------
                                                                                   11,041,036
                                                                                  -----------
Retail - 2.24%
Boots                                                                    44,819       547,861
Coles Myer                                                               91,055       577,401
GUS                                                                      32,716       499,674
*+Kmart Holdings                                                            550        42,141
                                                                                  -----------
                                                                                    1,667,077
                                                                                  -----------

Technology/Semiconductors - 0.66%
Intel                                                                    22,900       487,541
                                                                                  -----------
                                                                                      487,541
                                                                                  -----------
Telecommunications - 5.34%
Alltel                                                                   19,600     1,071,140
BCE                                                                      46,200       961,884
Telecom Corporation of New Zealand                                      189,000       709,351
Telefonica                                                               45,877       651,211
Telstra                                                                 172,136       583,458
                                                                                  -----------
                                                                                    3,977,044
                                                                                  -----------
Transportation & Shipping - 0.35%
West Japan Railway                                                           63       260,048
                                                                                  -----------
                                                                                      260,048
                                                                                  -----------
Utilities - 5.20%
BG Group                                                                 66,367       409,212
Dominion Resources                                                        8,900       577,521
Electrabel                                                                1,376       461,542
FPL Group                                                                13,100       906,521
Hong Kong & China Gas                                                    49,000        88,263
*Iberdrola                                                               29,226       596,353
RWE                                                                      16,967       828,924
                                                                                  -----------
                                                                                    3,868,336
                                                                                  -----------
TOTAL COMMON STOCK (cost $46,768,752)                                              57,703,250
                                                                                  ===========
CONVERTIBLE PREFERRED STOCK - 1.58%
Aerospace & Defense - 0.53%
Northrop Grumman 7.25%                                                    3,850       394,895
                                                                                  -----------
                                                                                      394,895
                                                                                  -----------
Banking, Finance & Insurance - 0.15%
Chubb 7.00%                                                               4,000       109,560
                                                                                  -----------
                                                                                      109,560
                                                                                  -----------
Environmental Services - 0.31%
Allied Waste Industries 6.25%                                             4,000       231,600
                                                                                  -----------
                                                                                      231,600
                                                                                  -----------
Telecommunications - 0.59%
Lucent Technologies Capital Trust I 7.75%                                   400       441,024
                                                                                  -----------
                                                                                      441,024
                                                                                  -----------
TOTAL CONVERTIBLE PREFERRED STOCK (cost $1,211,000)                                 1,177,079
                                                                                  ===========

PREFERRED STOCK - 3.49%
Leisure, Lodging & Entertainment - 0.54%
WestCoast Hospitality Capital Trust 9.50%                                15,700       406,316
                                                                                  -----------
                                                                                      406,316
                                                                                  -----------
Metals & Mining - 0.01%
+Weirton Steel                                                            8,550         4,703
                                                                                  -----------
                                                                                        4,703
                                                                                  -----------
Real Estate - 2.41%
Equity Inns Series B 8.75%                                               10,000       267,200
LaSalle Hotel Properties 10.25%                                          23,500       645,074
Ramco-Gershenson Properties 9.50%                                        11,500       310,500
*SL Green Realty 7.625%                                                  22,000       575,439
                                                                                  -----------
                                                                                    1,798,213
                                                                                  -----------
Utilities - 0.53%
Public Service Enterprise Group 10.25%                                    6,800       391,565
                                                                                  -----------
                                                                                      391,565
                                                                                  -----------
TOTAL PREFERRED STOCK (cost $2,467,823)                                             2,600,797
                                                                                  ===========
                                                                    PRINCIPAL
                                                                    AMOUNT***
CONVERTIBLE BONDS - 3.15%
Computers & Technology - 0.37%
#Mercury Interactive 144A 4.75% 7/1/07                        USD       275,000       272,594
                                                                                  -----------
                                                                                      272,594
                                                                                  -----------
Leisure, Lodging & Entertainment - 0.22%
#Regal Entertainment 144A 3.75% 5/15/08                       USD       130,000       160,713
                                                                                  -----------
                                                                                      160,713
                                                                                  -----------
Miscellaneous - 0.19%
#Tyco International Group 144A 2.75% 1/15/18                  USD       100,000       144,250
                                                                                  -----------
                                                                                      144,250
                                                                                  -----------

Real Estate - 0.47%
Meristar Hospitality 9.50% 4/1/10                             USD       300,000       350,250
                                                                                  -----------
                                                                                      350,250
                                                                                  -----------
Retail - 0.99%
#Gap 144A 5.75% 3/15/09                                       USD       500,000       622,499
#Saks 144A 2.00% 3/15/24                                      USD       125,000       112,031
                                                                                  -----------
                                                                                      734,530
                                                                                  -----------
Telecommunications - 0.54%
#Nextel Partners 144A 1.50% 11/15/08                          USD       200,000       403,000
                                                                                  -----------
                                                                                      403,000
                                                                                  -----------
Transportation & Shipping - 0.06%
#Expressjet Holdings 144A 4.25% 8/1/23                        USD        50,000        46,688
                                                                                  -----------
                                                                                       46,688
                                                                                  -----------
Utilities - 0.31%
#Centerpoint Energy 144A 3.75% 5/15/23                        USD       200,000       229,000
                                                                                  -----------
                                                                                      229,000
                                                                                  -----------
TOTAL CONVERTIBLE BONDS (cost $1,879,663)                                           2,341,025
                                                                                  ===========
BONDS- 41.34%
Aerospace & Defense - 0.10%
Armor Holdings 8.25% 8/15/13                                  USD        70,000        75,950
                                                                                  -----------
                                                                                       75,950
                                                                                  -----------
Agency - 1.55%
Fannie Mae Global 2.125% 10/9/07                              JPY   120,000,000     1,152,017
                                                                                  -----------
                                                                                    1,152,017
                                                                                  -----------
Automobiles & Automotive Parts - 0.32%
Adesa 7.625% 6/15/12                                          USD       60,000         60,900
++Advanced Accessory Holdings 13.25% 12/15/11                 USD      130,000         56,550
Advanced Accessory Systems 10.75% 6/15/11                     USD       40,000         38,200
*#Collins & Aikman Products 144A 12.875% 8/24/12              USD       85,000         85,212
&Venture Holdings Trust 12.00% 6/1/09                         USD       95,000            594
                                                                                  -----------
                                                                                      241,456
                                                                                  -----------
Banking, Finance & Insurance - 2.60%
*#E*TRADE Financial 144A 8.00% 6/15/11                        USD       90,000         92,250
#Farmers Exchange Capital 144A 7.20% 7/15/48                  USD       70,000         71,265
Finova Group 7.50% 11/15/09                                   USD       60,750         30,603
#LaBranche 144A 11.00% 5/15/12                                USD       80,000         81,200
*Oesterreichische Kontrollbank 1.80% 3/22/10                  JPY  150,000,000      1,442,421
#Refco Finance 144A 9.00% 8/1/12                              USD       45,000         46,800
^SL Finance 6.375% 7/12/22                                    EUR       80,000        107,336
^Zurich Finance 5.75% 10/2/23                                 EUR       50,000         64,779
                                                                                  -----------
                                                                                    1,936,654
                                                                                  -----------
Building & Materials - 0.26%
Interline Brands 11.50% 5/15/11                               USD      100,000        110,750
#Lone Star Industries 144A 8.85% 6/15/05                      USD       60,000         62,042
*Standard Pacific 7.75% 3/15/13                               USD       20,000         21,150
                                                                                  -----------
                                                                                      193,942
                                                                                  -----------
Business Services - 0.12%
Brickman Group 11.75% 12/15/09                                USD       50,000         58,000
#Language Line 144A 11.125% 6/15/12                           USD       30,000         30,450
                                                                                  -----------
                                                                                       88,450
                                                                                  -----------
Cable, Media & Publishing - 2.09%
American Media Operation 10.25% 5/1/09                        USD       40,000         42,150
#Atlantic Broadband Finance 144A 9.375% 1/15/14               USD      130,000        123,175
*Avalon Cable 11.875% 12/1/08                                 USD       59,870         63,462
#Cablevision Systems 144A 8.00% 4/15/12                       USD      115,000        118,450
++Charter Communications 12.125% 1/15/12                      USD      185,000        109,150
Charter Communications Holdings 10.75% 10/1/09                USD      155,000        130,974
*CSC Holdings 10.50% 5/15/16                                  USD      105,000        119,963
Dex Media West/Finance 9.875% 8/15/13                         USD       50,000         57,750
#Hollinger 144A 12.875% 3/1/11                                USD       26,000         29,803
*Lodgenet Entertainment 9.50% 6/15/13                         USD       90,000         98,775
Mediacom Broadband 11.00% 7/15/13                             USD      195,000        212,062
PEI Holdings 11.00% 3/15/10                                   USD       85,000         99,025
Rogers Cablesystems 10.00% 3/15/05                            USD      100,000        104,000
#Sheridan Acquisition 144A 10.25% 8/15/11                     USD       65,000         69,550
#Warner Music Group 144A 7.375% 4/15/14                       USD       80,000         80,000
XM Satellite Radio 12.00% 6/15/10                             USD       83,000         95,658
                                                                                  -----------
                                                                                    1,553,947
                                                                                  -----------

Chemicals - 0.87%
#BCP Caylux Holdings 144A 9.625% 6/15/14                      USD      105,000        113,269
#Borden US Finance/Nova Scotia Finance 144A 9.00% 7/15/14     USD       40,000         41,400
#Huntsman 144A 11.50% 7/15/12                                 USD       40,000         41,200
*Huntsman International 10.125% 7/1/09                        USD       90,000         93,150
*Lyondell Chemical 9.875% 5/1/07                              USD       55,000         58,231
*#Nalco 144A 8.875% 11/15/13                                  USD       55,000         59,606
*Rhodia 8.875% 6/1/11                                         USD      125,000        106,251
*&Solutia 6.72% 10/15/37                                      USD      150,000         93,750
Witco 6.875% 2/1/26                                           USD       50,000         42,125
                                                                                  -----------
                                                                                      648,982
                                                                                  -----------
Computers & Technology - 0.27%
Activant Solutions 10.50% 6/15/11                             USD       35,000         36,575
*Chippac International 12.75% 8/1/09                          USD      100,000        107,000
#Stratus Technologies 144A 10.375% 12/1/08                    USD       60,000         54,300
                                                                                  -----------
                                                                                      197,875
                                                                                  -----------
Consumer Services - 0.04%
*Corrections Corporation of America 9.875% 5/1/09             USD       25,000         28,031
                                                                                  -----------
                                                                                       28,031
                                                                                  -----------
Energy - 0.71%
Bluewater Finance 10.25% 2/15/12                              USD       75,000         79,875
*#Dynegy Holdings 144A 10.125% 7/15/13                        USD      150,000        169,500
#Hilcorp Energy/Finance 144A 10.50% 9/1/10                    USD       85,000         94,563
Petroleum Geo-Services
  8.00% 11/5/06                                               USD       40,031         41,132
  10.00% 11/5/10                                              USD      104,981        113,379
#^Secunda International 144A 9.76% 9/1/12                     USD       30,000         29,700
                                                                                  -----------
                                                                                      528,149
                                                                                  -----------
Environmental Services - 0.34%
*#Clean Harbors 144A 11.25% 7/15/12                           USD       60,000         62,700
#Geo Sub 144A 11.00% 5/15/12                                  USD       85,000         75,225
IESI 10.25% 6/15/12                                           USD      105,000        113,925
                                                                                  -----------
                                                                                      251,850
                                                                                  -----------
Food, Beverage & Tobacco - 0.86%
B&G Foods 9.625% 8/1/07                                       USD      195,000        198,656
Chiquita Brands International 10.56% 3/15/09                  USD      100,000        108,875
#Commonwealth Brands 144A 10.625% 9/1/08                      USD       95,000        100,938
#Gold Kist 144A 10.25% 3/15/14                                USD       35,000         38,675
#Le-Natures 144A 10.00% 6/15/13                               USD      105,000        110,250
#Standard Commercial 144A 8.00% 4/15/12                       USD       80,000         80,800
                                                                                  -----------
                                                                                      638,194
                                                                                  -----------
Foreign Government - 22.77%
Belgium Government 5.75% 9/28/10                              EUR    1,100,000      1,495,358
*Canadian Government 0.70% 3/20/06                            JPY  150,000,000      1,378,032
Deutschland Republic
  4.50% 1/4/13                                                EUR      700,000        886,717
  5.00% 7/4/11                                                EUR      820,000      1,074,160
  6.25% 1/4/24                                                EUR      350,000        518,023
European Investment Bank 2.125% 9/20/07                       JPY   20,000,000        191,442
France Government Bond O.A.T.
  4.00% 4/25/13                                               EUR    1,100,000      1,343,689
  4.00% 10/25/09                                              EUR      210,000        262,814
  5.50% 4/25/10                                               EUR    1,000,000      1,340,298
Hellenic Republic 8.60% 3/26/08                               EUR      180,000        259,465
Kingdom of Spain 3.10% 9/20/06                                JPY   45,000,000        433,488
Poland Government
  5.00% 10/24/13                                              PLZ    6,000,000      1,397,481
  6.00% 5/24/09                                               PLZ      500,000        128,394
  8.50% 2/12/05                                               PLZ    1,000,000        274,502
*Queensland Treasury 6.00% 7/14/09 to 8/14/13                 AUD    2,800,000      2,015,431
Republic of Austria 4.00% 7/15/09                             EUR      450,000        563,995
Republic of Italy
  0.375% 10/10/06                                             JPY   70,000,000        639,057
  3.75% 6/8/05                                                JPY   35,000,000        327,813
Swedish Government
  5.00% 1/28/09                                               SEK    6,700,000        938,286
  5.50% 10/8/12                                               SEK    5,000,000        721,108
  6.75% 5/5/14                                                SEK    4,750,000        748,566
                                                                                  -----------
                                                                                   16,938,119
                                                                                  -----------

Healthcare & Pharmaceuticals - 0.51%
*Ameripath 10.50% 4/1/13                                      USD      100,000        103,000
Province Healthcare 7.50% 6/1/13                              USD       95,000        106,875
Universal Hospital Service 10.125% 11/1/11                    USD       60,000         61,200
#US Oncology 144A 10.75% 8/15/14                              USD      105,000        111,038
                                                                                  -----------
                                                                                      382,113
                                                                                  -----------
Industrial Machinery - 0.14%
Aearo 8.25% 4/15/12                                           USD       40,000         41,200
*Foster Wheeler 6.75% 11/15/05                                USD       60,000         59,700
                                                                                  -----------
                                                                                      100,900
                                                                                  -----------
Leisure, Lodging & Entertainment - 1.10%
Ameristar Casinos 10.75% 2/15/09                              USD       85,000         96,263
Boyd Gaming 9.25% 8/1/09                                      USD      120,000        131,549
Mandalay Resort Group 10.25% 8/1/07                           USD       75,000         84,469
MGM Mirage 9.75% 6/1/07                                       USD       75,000         83,438
Penn National Gaming 8.875% 3/15/10                           USD       55,000         60,500
Prime Hospitality 8.375% 5/1/12                               USD       40,000         46,200
Royal Caribbean Cruises 7.25% 3/15/18                         USD      115,000        118,450
++#Town Sports International 144A 11.00% 2/1/14               USD      150,000         72,750
Wheeling Island Gaming 10.125% 12/15/09                       USD      120,000        127,800
                                                                                  -----------
                                                                                      821,419
                                                                                  -----------
Metals & Mining - 0.26%
AK Steel 7.75% 6/15/12                                        USD       55,000         51,975
*#Ispat Inland 144A 9.75% 4/1/14                              USD      110,000        117,975
&++Weirton Steel 0.50% 4/1/08                                 USD      522,500         23,513
                                                                                  -----------
                                                                                      193,463
                                                                                  -----------
Packaging & Containers - 0.40%
AEP Industries 9.875% 11/15/07                                USD       50,000         51,250
++#Consolidated Container 144A 10.75% 6/15/09                 USD       45,000         36,225
Pliant 11.125% 9/1/09                                         USD       55,000         59,263
*Portola Packaging 8.25% 2/1/12                               USD       85,000         74,375
Radnor Holdings 11.00% 3/15/10                                USD       35,000         29,575
*#^Radnor Holdings 144A 8.35% 4/15/09                         USD       50,000         50,250
                                                                                  -----------
                                                                                      300,938
                                                                                  -----------
Paper & Forest Products - 1.34%
Abitibi-Consolidated 6.95% 12/15/06                           USD       55,000         57,269
*Bowater 9.00% 8/1/09                                         USD      140,000        156,585
Buckeye Technologies 8.00% 10/15/10                           USD       60,000         59,550
Fort James 7.75% 11/15/23                                     USD      235,000        247,337
*#Newark Group 144A 9.75% 3/15/14                             USD       95,000         92,625
#Port Townsend Paper 144A 11.00% 4/15/11                      USD      100,000        102,500
Potlatch 12.50% 12/1/09                                       USD       95,000        115,997
Smurfit Capital Funding 7.50% 11/20/25                        USD      175,000        168,875
                                                                                  -----------
                                                                                    1,000,738
                                                                                  -----------
Real Estate - 0.22%
BF Saul 7.50% 3/1/14                                          USD       25,000         25,125
Tanger Properties
  7.875% 10/24/04                                             USD       60,000         60,600
  9.125% 2/15/08                                              USD       70,000         77,000
                                                                                  -----------
                                                                                      162,725
                                                                                  -----------
Restaurants - 0.34%
&Avado Brands 9.75% 6/1/06                                    USD       45,000         16,650
Denny's 12.75% 9/30/07                                        USD       65,000         69,875
O'Charleys 9.00% 11/1/13                                      USD       90,000         95,400
#VICORP Restaurants 144A 10.50% 4/15/11                       USD       70,000         71,050
                                                                                  -----------
                                                                                      252,975
                                                                                  -----------
Retail - 0.49%
J Crew Operating 10.375% 10/15/07                             USD      100,000        102,500
#Jean Coutu Group 144A 8.50% 8/1/14                           USD       60,000         60,750
*Office Depot 10.00% 7/15/08                                  USD      100,000        118,000
Petco Animal Supplies 10.75% 11/1/11                          USD       45,000         51,075
Remington Arms 10.50% 2/1/11                                  USD       35,000         32,375
                                                                                  -----------
                                                                                      364,700
                                                                                  -----------
Telecommunications - 0.94%
Alaska Communications Systems 9.875% 8/15/11                  USD       75,000         75,375
Centennial Cellular Operating 10.125% 6/15/13                 USD       95,000         98,088
*Cincinnati Bell 8.375% 1/15/14                               USD      115,000        102,350
Citizens Communications 8.50% 5/15/06                         USD       20,000         21,550
*#iPCS Escrow 144A 11.50% 5/1/12                              USD       40,000         42,100
MCI
  5.908% 5/1/07                                               USD       50,000         49,313
  6.688% 5/1/09                                               USD       50,000         47,250
*MetroPCS 10.75% 10/1/11                                      USD       45,000         48,150
#Qwest Services 144A 14.00% 12/15/10                          USD      105,000        122,587
US Unwired 10.00% 6/15/12                                     USD       90,000         92,700
                                                                                  -----------
                                                                                      699,463
                                                                                  -----------

Textiles, Apparel & Furniture - 0.26%
Interface 10.375% 2/1/10                                      USD       75,000         84,750
Warnaco 8.875% 6/15/13                                        USD      100,000        111,000
                                                                                  -----------
                                                                                      195,750
                                                                                  -----------
Transportation & Shipping - 0.82%
#Horizon Lines 144A 9.00% 11/1/12                             USD       75,000         79,125
Hornbeck Offshore Services 10.625% 8/1/08                     USD       50,000         55,250
*Kansas City Southern Railway 9.50% 10/1/08                   USD      150,000        163,500
Ocean Rig Norway 10.25% 6/1/08                                USD       65,000         64,919
OMI 7.625% 12/1/13                                            USD       60,000         60,600
Seabulk International 9.50% 8/15/13                           USD      100,000        104,750
Stena 9.625% 12/1/12                                          USD       75,000         83,719
                                                                                  -----------
                                                                                      611,863
                                                                                  -----------
Utilities - 1.62%
Avista 9.75% 6/1/08                                           USD      100,000        118,499
Calpine
  8.25% 8/15/05                                               USD       15,000         14,700
  10.50% 5/15/06                                              USD       75,000         70,875
*#Calpine 144A 8.75% 7/15/13                                  USD      120,000         94,200
*Edison Mission Energy 9.875% 4/15/11                         USD       45,000         51,863
El Paso Natural Gas 7.625% 8/1/10                             USD       45,000         48,150
*El Paso Production Holding 7.75% 6/1/13                      USD      115,000        113,563
Elwood Energy 8.159% 7/5/26                                   USD       31,806         31,647
Midland Funding II 11.75% 7/23/05                             USD       10,325         11,071
Midwest Generation
  8.30% 7/2/09                                                USD      100,000        102,500
  8.75% 5/1/34                                                USD       90,000         96,075
&Mirant Americas Generation 7.625% 5/1/06                     USD       80,000         67,000
*#NRG Energy 144A 8.00% 12/15/13                              USD      110,000        116,050
Orion Power Holdings 12.00% 5/1/10                            USD       50,000         62,750
*PSEG Energy Holdings 7.75% 4/16/07                           USD       50,000         53,375
Reliant Resources 9.50% 7/15/13                               USD       50,000         55,500
Tennessee Gas Pipeline 8.375% 6/15/32                         USD       70,000         73,850
&#USGen New England 144A 7.459% 1/2/15                        USD       50,000         27,750
                                                                                  -----------
                                                                                    1,209,418
                                                                                  -----------
TOTAL BONDS (cost $29,055,274)                                                     30,770,081
                                                                                  ===========

MUNICIPAL BONDS - 0.06%
New Jersey Economic Development Authority Special Facility Revenue
Continental Airlines Project 6.25% 9/15/29                    USD       60,000         43,941
                                                                                  -----------
TOTAL MUNICIPAL BONDS (cost $50,906)                                                   43,941
                                                                                  ===========
                                                                   NUMBER OF
                                                                   SHARES
WARRANTS - 0.01%
+#American Tower 144A                                                       35          6,493
+#Solutia 144A                                                             130              1
                                                                                  -----------
TOTAL WARRANTS (cost $13,894)                                                           6,494
                                                                                  ===========
                                                                   PRINCIPAL
                                                                   AMOUNT***
U.S. TREASURY OBLIGATIONS - 5.16%
*@U.S. Treasury Bills 1.22% 9/9/04                            USD    3,845,000      3,843,871
                                                                                  -----------
TOTAL U.S. TREASURY OBLIGATIONS (cost $3,843,871)                                   3,843,871
                                                                                  ===========

TOTAL MARKET VALUE OF SECURITIES BEFORE SECURITIES LENDING COLLATERAL - 132.32%
  (cost $85,291,183)                                                               98,486,538
                                                                                  ===========

SECURITIES LENDING COLLATERAL+++ - 18.03%
Abbey National 1.19% 10/15/04                                 USD      259,994        262,080
Banc of America Securities 1.58% 9/1/04                       USD      552,166        552,166
Bank of America 1.65% 10/29/04                                USD    2,901,150      2,901,162
Barclays 1.92% 1/31/05                                        USD      110,394        110,433
CDC IXIS 1.49% 11/12/04                                       USD      441,841        441,733

Citicorp 1.55% 9/21/04                                        USD      551,688        551,215
Credit Suisse First Boston 1.60% 12/13/04                     USD      441,855        441,733
Deutsche Bank Financial 1.63% 2/22/05                         USD      110,366        110,490
Fifth Third Bank 1.53% 9/15/04                                USD      552,167        552,166
General Electric Capital
  1.59% 10/25/04                                              USD      187,772        187,862
  1.62% 2/3/05                                                USD      165,579        165,804
  1.63% 10/4/04                                               USD      165,659        165,728
Goldman Sachs Group
  1.74% 12/8/04                                               USD      259,518        259,518
  1.80% 12/21/04                                              USD      253,960        253,996
HBOS Treasury Services 1.62% 10/29/04                         USD      552,182        552,166
ING Bank Geneva 1.10% 9/30/04                                 USD      441,838        441,733
Merrill Lynch Mortgage Capital 1.66% 10/12/04                 USD      441,733        441,733
Morgan Stanley
  1.64% 3/10/05                                               USD      441,783        441,733
  1.72% 9/30/05                                               USD      110,242        110,433
Proctor & Gamble 1.53% 9/30/05                                USD      552,376        552,166
Rabobank 1.62% 3/2/05                                         USD      552,182        552,062
Royal Bank of Canada 1.57% 6/27/05                            USD      552,171        552,028
Societe Generale New York
  1.57% 6/14/05                                               USD      277,092        277,001
  1.65% 12/8/04                                               USD      441,663        441,677
Union Bank of Switzerland 1.13% 12/20/04                      USD      552,973        552,166
Wachovia Bank NA 1.63% 11/15/04                               USD      441,707        441,828
Wells Fargo Bank 1.57% 9/30/05                                USD      552,490        552,166
Wilmington Trust 1.44% 9/8/04                                 USD      552,171        552,166
                                                                                  -----------
TOTAL SECURITIES LENDING COLLATERAL (cost $13,417,144)                             13,417,144
                                                                                  ===========

TOTAL MARKET VALUE OF SECURITIES - 150.35%
(cost $98,708,327)                                                                111,903,682**
OBLIGATION TO RETURN SECURITIES LENDING COLLATERAL - (18.03%)+++                  (13,417,144)
BORROWING UNDER LINE OF CREDIT - (33.59%)                                         (25,000,000)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (SEE NOTES)- 1.27%                    942,954
                                                                                  ===========
NET ASSETS APPLICABLE TO 5,985,582 SHARES OUTSTANDING - 100.00%                   $74,429,492
                                                                                  ===========

*Fully or partially on loan.

**Includes $13,102,753 of securities loaned.

***Principal amount is stated in the currency in which each bond is denominated.

#Securities exempt from registration under Rule 144A of the Securities Act of 1933. See Note 6 in "Notes."

+Non-income producing security for the period ended August 31, 2004.

++Step coupon bond.

+++See Note 5 in "Notes."

&Non-income producing security. Security is currently in default.

^Variable Rate Notes - the interest rate shown is the rate as of August 31, 2004.

@U.S. Treasury Bills are traded on a discount basis; the interest rate shown is the effective yield at the time of purchase by the Fund.

SUMMARY OF ABBREVIATIONS:
ADR - American Depositary Receipts
REIT - Real Estate Investment Trust
AUD - Australian Dollar
EUR - European Monetary Unit
JPY - Japanese Yen
PLZ - Polish Zloty
SEK - Swedish Krona
USD - U.S. Dollar

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by Delaware Investments Global Dividend and Income Fund, Inc. (the "Fund"). The Fund's shares trade on the New York Stock Exchange under the symbol DGF.

SECURITY VALUATION - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (NASDAQ), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the NASDAQ are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Securities listed on a foreign exchange are normally valued at the last quoted sales price before the Fund is valued. If on a particular day a security does not trade, then the mean between the bid and the asked prices will normally be used. U.S. Government and agency securities are valued at the mean between the bid and asked prices. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are valued at the mean between the bid and asked prices of the contracts and are marked-to-market daily. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

DISTRIBUTIONS - The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains and, if necessary, a return of capital. The current annualized rate is $0.96 per share. The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future. For the eight months ended August 31, 2004, the Fund paid dividends totaling $0.64 per share and as of August 31, 2004, it is estimated that 47.5% of the dividends represent a return of capital. The actual determination of the source of the Fund's dividends can be made only at year-end.

FOREIGN CURRENCY TRANSACTIONS - Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund isolates that portion of realized gains and losses on investments in debt securities, which are due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. For foreign equity securities, these changes are included in realized gains (losses) on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, where such components are treated as ordinary income (loss) for federal income tax purposes.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. Foreign dividends are also recorded on ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Fund's understanding of the applicable country's tax rules and rates. Distributions received from investments in Real Estate Investment Trusts are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.

2. INVESTMENTS
At August 31, 2004, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At August 31, 2004, the aggregate cost of investments and gross unrealized appreciation (depreciation) for the Fund for federal income tax purposes was as follows:

Aggregate cost of investments        $85,318,999
                                     -----------
Aggregate unrealized appreciation     15,550,442
Aggregate unrealized depreciation     (2,382,903)
                                     -----------
Net unrealized appreciation          $13,167,539
                                     -----------

For federal income tax purposes, at November 30, 2003, capital loss carryforwards of $5,802,012 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows:

     Year of expiration                  Amount
     ------------------                  ------
           2009                      $1,093,240
           2010                       3,986,959
           2011                         721,813

3. LINE OF CREDIT
The Fund has entered into a Line of Credit Agreement with J.P. Morgan Chase for $25,000,000 that expires on January 20, 2005. At August 31, 2004, the par value of loans outstanding was $25,000,000 at a variable interest rate of 2.13%. During the period ended August 31, 2004, the average daily balance of loans outstanding was $24,229,091 at a weighted average interest rate of approximately 1.71%. The maximum amount of loans outstanding at any time during the period was $25,000,000. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at a rate of 0.15% per annum on the unused balance. The loan is collateralized by the Fund's portfolio.

4. FOREIGN EXCHANGE CONTRACTS
The Fund may enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

The change in market value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The unrealized gain (loss) is included in the receivables and other assets net of liabilities.

The following foreign currency exchange contracts were outstanding at August 31, 2004:

Contracts to Deliver       In Exchange for   Settlement Date    Unrealized Appreciation
-----------------------------------------------------------------------------------------------------------
1,505,000 British Pounds   US$2,716,525         10/29/04        US$22,870

5.  SECURITIES LENDING
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. government obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in fair value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

At August 31, 2004, the market value of securities on loan was $13,102,753, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

6. CREDIT AND MARKET RISKS
Some countries in which the Fund may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Fund.

The Fund invests in high-yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so.

The Fund invests in real estate investment trusts (REITs) and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended August 31, 2004. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:



                                  CERTIFICATION
                                  -------------

I, Jude T. Driscoll, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Global Dividend and Income Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JUDE T. DRISCOLL
-------------------------
By:    Jude T. Driscoll
Title: Chairman
Date: 10/29/04
      -------------------

                                  CERTIFICATION
                                  -------------

I, Joseph H. Hastings, certify that:

1. I have reviewed this report on Form N-Q of Delaware Investments Global Dividend and Income Fund, Inc.;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

         (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


JOSEPH H. HASTINGS
-------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date: 10/29/04
      -------------------------

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS GLOBAL DIVIDEND AND INCOME FUND, INC.


JUDE T. DRISCOLL
--------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date: 10/29/04
      --------------------------


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


JUDE T. DRISCOLL
--------------------------------
By:    Jude T. Driscoll
Title: Chairman
Date: 10/29/04
      --------------------------


JOSEPH H. HASTINGS
--------------------------------
By:    Joseph H. Hastings
Title: Chief Financial Officer
Date: 10/29/04
      --------------------------